Accounts Payable - Aging Analysis of Accounts Payable (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Accounts payable	¥ 167,990	¥ 164,818
Within 1 month or on demand [member]
Disclosure of financial liabilities [line items]
Accounts payable	142,653	139,856
After 1 month but within 3 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	6,143	6,270
After 3 months but within 6 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	3,422	4,839
After 6 months but within 9 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	5,408	4,569
After 9 months but within 12 months [member]
Disclosure of financial liabilities [line items]
Accounts payable	¥ 10,364	¥ 9,284